Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 45,895	$ 54,681
Additions	653	1,355
Disposal	(1)	(23)
Reclassification	(619)	0
Depreciation & impairment expense	(5,567)	(5,284)
Translation adjustments	1,191	(360)
Ending balance	42,790	50,370
Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	104,219	98,457
Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(61,429)	(48,087)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,312	7,868
Additions	0	16
Disposal		0
Reclassification	(187)	(330)
Depreciation & impairment expense	(953)	(927)
Translation adjustments	753	(240)
Ending balance	6,300	7,047
Land and Buildings [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	20,664	18,307
Land and Buildings [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(14,365)	(11,260)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,123	44,131
Additions	224	516
Disposal	(1)	0
Reclassification	(452)	(885)
Depreciation & impairment expense	(4,433)	(4,129)
Translation adjustments	352	(70)
Ending balance	34,717	41,332
Technical Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	77,468	74,450
Technical Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(42,751)	(33,118)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,177	1,354
Additions	10	21
Disposal	0	0
Reclassification	(50)	(26)
Depreciation & impairment expense	(181)	(227)
Translation adjustments	51	(14)
Ending balance	1,106	1,160
Fixtures, Fittings and Other Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	5,419	4,953
Fixtures, Fittings and Other Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(4,313)	(3,793)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	282	1,328
Additions	420	803
Disposal	0	(23)
Reclassification	70	1,241
Depreciation & impairment expense	0
Translation adjustments	35	(35)
Ending balance	667	831
Assets Under Construction [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	667	746
Assets Under Construction [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	$ 0	$ 85